Provisions - Summary Of Details Of Provisions (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions		₩ 790,733		₩ 611,428
Asset retirement obligation
Disclosure of other provisions [line items]
Provisions		106,786		97,772
Provision for guarantees
Disclosure of other provisions [line items]
Provisions		79,317	[1]	71,470	[1]	₩ 80,703	₩ 76,508
Provision for financial guarantee contract		52,733		48,785
Provisions for unused loan commitments
Disclosure of other provisions [line items]
Provisions		137,081		137,562		₩ 135,335	₩ 106,033
Other provisions
Disclosure of other provisions [line items]
Provisions	[2]	₩ 467,549		₩ 304,624

[1]	Provisions for guarantees includes provision for financial guarantee of 48,785 million Won and 52,733 million Won as of December 31, 2024 and 2025, respectively.
[2]	Other provisions consist of provision for litigation, loss compensation and others.